Condensed Statement of Cash Flows of Parent Company (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net cash used in operating activities	¥ (239,815)	$ (34,540)	¥ (99,840)	¥ 4,773
Cash flows from investing activities:
Net cash used in investing activities	(111,898)	(16,117)	(20,705)	(25,931)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares			262,561
Proceeds from issuance of ordinary shares	615,032	88,583
Payment of financing costs in connection with the issuance of Series C preferred shares			(1,061)
Payment for IPO costs	(29,892)	(4,305)
Net cash provided by financing activities	650,633	93,711	257,500	4,000
Net increase in cash and cash equivalents	325,931	46,944	136,693	(16,130)
Cash and cash equivalents at the beginning of the year	198,523	28,593	61,830	77,960
Cash and cash equivalents at the end of the year	524,454	75,537	198,523	61,830
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	16,725	2,409	19,707	¥ 9,480
Gridsum Holding Inc.
Cash flows from operating activities:
Net cash used in operating activities	(188,097)	(27,091)	(56,436)
Cash flows from investing activities:
Investment of subsidiaries and VIEs	(103,298)	(14,878)	(185,448)
Net cash used in investing activities	(103,298)	(14,878)	(185,448)
Cash flows from financing activities:
Proceeds from issuance of Series C preferred shares			262,561
Proceeds from issuance of ordinary shares	615,032	88,583
Payment of financing costs in connection with the issuance of Series C preferred shares			(1,061)
Payment for IPO costs	(27,043)	(3,895)
Net cash provided by financing activities	587,989	84,688	261,500
Net increase in cash and cash equivalents	296,594	42,719	19,616
Cash and cash equivalents at the beginning of the year	19,616	2,825
Cash and cash equivalents at the end of the year	316,210	45,544	19,616
Supplemental schedule of non-cash financing activities:
Accretions to preferred shares redemption value	¥ 16,725	$ 2,409	¥ 19,707